Significant Accounting Policies and Procedures (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash Equivalents	$ 0		$ 0		$ 0	$ 0
Finished Goods Inventory	0		0		0	0
Equipment Useful Life Minimum			3 years
Equipment Useful Life Maximum			5 years
FurnitureUsefulLife			7 years
Depreciation	2,893	2,950	5,844	5,901	25,529
Potential Common Shares Related to Options and Vested Warrants	10,090	83,333	10,090	83,333	10,090
Advertising Expense			45	33,275	148,269
Research and development expense		5,608		5,628	30,850
Major Vendors	85.00%		85.00%		85.00%
Share based compensation			$ 2,030,000	$ 71,507	$ 6,870,674
Fiscal Year End Date			--12-31